Derivative Financial Instruments and Hedge Accounting - Schedule of Timing of Nominal Amount of Hedging Instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Assets	¥ 8,313,016	¥ 9,909,272
Liabilities	9,303,258	11,877,473
Trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,908,888,898	1,849,478,491
Assets	7,539,188	9,155,891
Liabilities	6,765,135	8,707,303
Trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,349,082	3,337,756
Assets	23,438	22,680
Liabilities	34,816	32,760
Trading [member] | Credit derivatives [member] | Protection purchased [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,943,776	1,889,790
Assets	1,753	1,457
Liabilities	32,612	30,592
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Managing the SMBC Group's credit risk portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,816,129	1,826,583
Assets	1,382	1,289
Liabilities	29,453	29,773
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Trading Purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	89,647	30,707
Assets	214
Liabilities	2,853	426
Trading [member] | Credit derivatives [member] | Protection purchased [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	38,000	32,500
Assets	157	168
Liabilities	306	393
Trading [member] | Credit derivatives [member] | Protection sold [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,405,306	1,447,966
Assets	21,685	21,223
Liabilities	2,204	2,168
Trading [member] | Credit derivatives [member] | Protection sold [member] | Managing the SMBC Group's credit risk portfolio [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,305,660	1,444,296
Assets	19,620	21,198
Liabilities	2,192	2,168
Trading [member] | Credit derivatives [member] | Protection sold [member] | Trading Purposes [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	98,676
Assets	2,063
Liabilities	12
Trading [member] | Credit derivatives [member] | Protection sold [member] | Facilitating client transactions [Member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	970	3,670
Assets	2	¥ 25
Liabilities	¥ 0